SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Schedule of weighted-average assumptions

The fair value for the Company's stock options granted to employees and directors was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions:

	Six months ended June 30,	Six months ended June 30,
	2016	2015

Dividend yield	0%	-
Risk-free interest rate	1.17%	-
Expected term (in years)	4.5	-
Volatility	76.13%	-
Forfeiture rate	10%	-